Shareholders' equity - Statutory Reserves (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity
Legal reserve, as a percent of net income	5.00%	5.00%
Maximum legal reserve, as a percent of net income	20.00%